Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes

14. Income Taxes

The Company computes income taxes using the liability method. This method requires recognition of deferred tax assets and liabilities, measured by enacted rates, attributable to temporary differences between the financial statements and the income tax basis of assets and liabilities. In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that certain deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in those specific jurisdictions prior to the dates on which such net operating losses expire. The Company maintained a full valuation allowance against its net deferred tax assets because the Company has determined that is it more likely than not that these assets will not be fully realized based on a current evaluation of expected future taxable income and the Company is in a cumulative loss position.

The Company’s effective tax rate for the three months ended June 30, 2019 and 2020 was (0.12)% and 0.09% respectively. The effective tax rate for the six months ended June 30, 2019 and 2020 was (0.10)% and (0.12)% respectively.

The Company is subject to tax in the United States and many state and local jurisdictions. The Company, with certain exceptions, is no longer subject to income tax examinations by U.S. federal, state and local for tax years 2015 and prior.

The Internal Revenue Code (IRC) Section 382 provides for a limitation of the annual use of net operating loss and tax credit carryforwards following certain ownership changes (as defined by the IRC Section 382) that limits the Company’s ability to utilize these carryforwards. The Company completed a Section 382 study to determine the applicable limitation, if any. It was determined that the Company has undergone three ownership changes. There were ownership changes in July 2013, November 2014 and July 2015 which substantially limit the use of the net operating losses generated before the change in control.

The Company has not identified any uncertain tax positions as of December 31, 2019 or June 30, 2020.

15. Income Taxes

The components of the provision for income taxes are as follows for the years ended December 31, 2018 and 2019:

	Year Ended December 31,
	2018	2019
	(in thousands)
Current:
Federal	$—	$—
State and local	229	168

Total current tax expense	$229	$168

The provision for income taxes of $0.2 million for each of the years ended December 31, 2018 and 2019 is due to the state tax ramifications of the Company’s operations.

A reconciliation of the provision for income taxes at the statutory rate to the amount reflected in the consolidated statements of operations is as follows:

	Year Ended December 31,
	2018	2019
	(in thousands)
Income taxes at statutory rate	$(17,839)	$(29,990)
State income taxes, net of federal benefit	180	125
Permanent differences	229	772
Change in valuation allowance	17,756	30,051
Other	(97)	(790)

Provision for income taxes	$229	$168

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	As of December 31,
	2018	2019
	(in thousands)
Deferred income tax assets:
Net operating loss carryforwards	$41,510	$66,879
Inventory reserves	3,899	5,911
Stock-based compensation	719	840
Accrued Expense	—	867
Depreciation	—	114
Other	98	596

Total deferred tax assets	46,226	75,207
Less: valuation allowance	(44,906)	(74,959)

Net deferred tax assets	1,320	248
Deferred tax liabilities:
Intangible amortization	(866)	(248)
Depreciation	(454)	—

Net deferred tax liabilities	(1,320)	(248)

Net deferred income taxes	$—	$—

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that certain deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in those specific jurisdictions prior to the dates on which such net operating losses expire. The Company maintained a full valuation allowance against its net deferred tax assets as of December 31, 2018 and December 31, 2019, respectively, because the Company has determined that is it more likely than not that these assets will not be fully realized based on a current evaluation of expected future taxable income and the Company is in a cumulative loss position.

As of December 31, 2019, the Company has net operating loss carryforwards for U.S. federal income tax purposes of $126.2 million, which expire from 2034 through 2037 and $186.6 million, which do not expire. The Company has net operating loss carryforwards for state income tax purposes of $22.3 million, which expire from 2034 through 2039.

The Internal Revenue Code (IRC) Section 382 provides for a limitation of the annual use of net operating loss and tax credit carryforwards following certain ownership changes (as defined by the IRC Section 382) that limits the Company’s ability to utilize these carryforwards. The Company completed a Section 382 study to determine the applicable limitation, if any. It was determined that the Company has undergone three ownership changes. There was a change in each of July 2013, November 2014 and July 2015 which substantially limit the use of the NOLs generated before the change in control. The Company has not identified any uncertain tax positions as of December 31, 2018 and 2019.

Tax Cuts and Jobs Act

On December 22, 2017, the U.S. federal income tax reform legislation known as the Tax Cuts and Jobs Act (“TCJA”) was signed into law. The TCJA resulted in fundamental changes to the Internal Revenue Code of 1986, as amended. The TCJA, among other things, includes changes to U.S. federal tax rates, additional limitations on the deductibility of interest, and allows for the expensing of capital expenditures. There was no material impact to the Company’s effective tax rate due to the full valuation allowance position. The Company’s net deferred tax assets and liabilities were revalued at the newly enacted U.S. corporate rate and the impact of the reduced corporate rate was fully offset by a reduction in the valuation allowance.